March 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds
Post-Effective Amendment No. 176 under the Securities Act of 1933 and Amendment No. 178 under Investment Company Act of 1940
File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are filing today through the EDGAR system Post-Effective Amendment No. 176 under the Securities Act of 1933, as amended (the “1933 Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”) relating to ASTON Small Cap Fund. The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.

The purpose of the Amendment is to submit an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to the Amendment relates to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2016 in Post-Effective Amendment No. 174 under the 1933 Act. The Registrant has designated on the facing sheet to the Registration Statement that the Amendment become immediately effective upon filing. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the 1933 Act that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ James Dimmick
James Dimmick
Assistant Secretary